LEASES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease Payables

2019
Towers	7,373,373
Physical space	403,485
Stores	103,792
Real estate	72,719
Vehicles	196,657
Total	8,150,026
Current	1,510,097
Non-current	6,639,929

Movements in leases payable
Movements in leases payable

Balance at J anuary 1, 2018
Initial adoption of IFRS 16	8,167,932
New contracts	237,575
Cancellations	(127,699)
Interest	958,573
Payments	(1,611,273)
Contractual changes	524,918
Balance at December 31, 2019	8,150,026

Aging list of long-term lease payments
Maturity of long-term lease payments

2021	1,501,799
2022	1,414,630
2023	1,307,923
2024	1,253,069
2025 to 2029	4,882,027
2030 and thereafter	3,613,174
Total	13,972,622
Interest	(7,332,693)
Non-current	6,639,929